Related Party Transactions - Transactions and balances with Golar Power and Affiliates (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Related Party Transaction [Line Items]
Due from (to) related party	$ 974		$ 895
Golar Power
Related Party Transaction [Line Items]
Total	4,103	$ 4,250
Due from (to) related party	(7,117)		(6,829)
Golar Power | Management and administrative services revenue
Related Party Transaction [Line Items]
Other	2,667	3,011
Golar Power | Ship management fees income
Related Party Transaction [Line Items]
Other	831	606
Golar Power | Debt guarantee compensation
Related Party Transaction [Line Items]
Ship management fees income	605	$ 633
Golar Power | Trading balances due to Golar Power and affiliates
Related Party Transaction [Line Items]
Due from (to) related party	$ (7,117)		$ (6,829)